Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of property, plant and equipment useful lives

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Vessels
Cable-laying vessels	15–40 years
Cable-laying accessories	4–10 years
Machinery and equipment
Production machinery, measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years

Schedule of lease term of right-of-use assets

Buildings	3–15 years
Other	3–5 years